Income Taxes - Summary of Components of Deferred Income Tax Balances (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	$ 2,632	$ 2,859
Benefit (expense) to income statement		(24)
Benefit (expense) to equity		(33)
Translation and other		(170)
Ending balance of net asset		2,632
IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	2,606
Benefit (expense) to income statement	(609)
Benefit (expense) to equity	17
Translation and other	(51)
Ending balance of net asset	1,963	2,606
Allowance for credit losses [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	710	883
Benefit (expense) to income statement		(118)
Translation and other		(55)
Ending balance of net asset		710
Allowance for credit losses [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	684
Benefit (expense) to income statement	(150)
Translation and other	(50)
Ending balance of net asset	484	684
Employee future benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	416	424
Benefit (expense) to income statement		12
Benefit (expense) to equity		(14)
Translation and other		(6)
Ending balance of net asset		416
Employee future benefits [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	416
Benefit (expense) to income statement	(111)
Benefit (expense) to equity	(23)
Ending balance of net asset	282	416
Deferred compensation benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	545	462
Benefit (expense) to income statement		102
Translation and other		(19)
Ending balance of net asset		545
Deferred compensation benefits [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	545
Benefit (expense) to income statement	(50)
Translation and other	(1)
Ending balance of net asset	494	545
Other comprehensive income [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	27	(82)
Benefit (expense) to equity		112
Translation and other		(3)
Ending balance of net asset		27
Other comprehensive income [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	50
Benefit (expense) to equity	138
Translation and other	7
Ending balance of net asset	195	50
Tax loss carryforwards [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	1,233	1,343
Benefit (expense) to income statement		(18)
Translation and other		(92)
Ending balance of net asset		1,233
Tax loss carryforwards [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	1,233
Benefit (expense) to income statement	(628)
Translation and other	1
Ending balance of net asset	606	1,233
Tax credits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	454	407
Benefit (expense) to income statement		64
Translation and other		(17)
Ending balance of net asset		454
Tax credits [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	454
Benefit (expense) to income statement	(39)
Ending balance of net asset	415	454
Premises and equipment [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	(664)	(613)
Benefit (expense) to income statement		(83)
Translation and other		32
Ending balance of net asset		(664)
Premises and equipment [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	(664)
Benefit (expense) to income statement	148
Translation and other	1
Ending balance of net asset	(515)	(664)
Pension benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	(52)	89
Benefit (expense) to income statement		5
Benefit (expense) to equity		(143)
Translation and other		(3)
Ending balance of net asset		(52)
Pension benefits [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	(52)
Benefit (expense) to income statement	19
Benefit (expense) to equity	(88)
Ending balance of net asset	(121)	(52)
Goodwill and intangible assets [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	(261)	(253)
Benefit (expense) to income statement		(23)
Translation and other		15
Ending balance of net asset		(261)
Goodwill and intangible assets [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	(261)
Benefit (expense) to income statement	60
Ending balance of net asset	(201)	(261)
Securities [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	21	12
Benefit (expense) to income statement		11
Translation and other		(2)
Ending balance of net asset		21
Securities [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	21
Benefit (expense) to income statement	17
Ending balance of net asset	38	21
Deferred Tax Asset Liability Other [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	203	187
Benefit (expense) to income statement		24
Benefit (expense) to equity		12
Translation and other		(20)
Ending balance of net asset		203
Deferred Tax Asset Liability Other [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	180
Benefit (expense) to income statement	125
Benefit (expense) to equity	(10)
Translation and other	(9)
Ending balance of net asset	$ 286	$ 180